Share-based plans - Long-term incentive program 2011 (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Millions	May 12, 2011	Dec. 31, 2022	Dec. 31, 2021
Share-based payment transaction
Nominal value per share		€ 1.00	€ 1.00
LTIP 2011
Share-based payment transaction
Vesting period	4 years
2011 SOP
Share-based payment transaction
Vesting period	4 years
Conditional increase in capital	€ 12,000
Conditional increase in capital (in shares)	12
Nominal value per share	€ 1.00
Award terms	8 years
Exercise price period basis	30 days
2011 Phantom stock awards
Share-based payment transaction
Vesting period	4 years
Award terms	5 years